Share based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation
Share-based compensation

17      Share-based compensation

Stock Option Program 2016 (JSOP 2016)

As at December 31, 2021, all options granted under the JSOP 2016 have been fully vested.

Jumia Technologies AG is authorized to opt to make payments in cash or settle in equity at the time of settlement of the awards. In some cases, the company is aware of restrictions, that generally relate to country-specific limitations on individual investment in foreign assets, that may require it to settle awards in cash. For the beneficiaries impacted by these restrictions, the Company’s intention is to cash settle all outstanding awards in the future and they are recognized as cash-settled. The remaining awards are recognized as equity-settled.

During the year 2021, 489,586 options of the JSOP 2016 have been exercised. In total, 571,688 outstanding vested options exist as at December 31, 2021.

In connection with the JSOP 2016, Jumia recognized expenses of USD – 0.6 million for the twelve months ended December 31, 2021.  (December 31, 2020: USD 4.0 million).

Equity Programs 2019

Stock Option Program 2019

In 2019, Jumia Technologies AG established a new stock option plan, the SOP 2019, under which stock options were granted to beneficiaries. On May 15, 2020 additional stock options were granted under the SOP 2019.

Each stock option entitles the holder to receive one share of Jumia Technologies AG upon exercise and payment of an exercise price of EUR 1.00 per share. The stock options may be exercised after a waiting period of four years from the grant date and expire following seven years after the end of the waiting period. The exercise of stock options is not possible during defined blackout periods. Jumia may, at its sole discretion, settle vested stock options in cash instead of issuing shares in Jumia Technologies AG.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Value amounts to at least 10% during the four-year waiting period. If this target is not met, all options will lapse. This condition is classified under IFRS 2 as a non-market performance condition and thus, the probability of achievement has to be reassessed at each reporting date. Only for certain grants in 2020 this condition has been classified as a non-vesting condition, as the vesting period is shorter than the performance period. In this case, the probability of achievement has been derived as at the grant date and is reflected in the fair value and is not reassessed subsequently.

Moreover, the stock options are subject to vesting requirements. The stock options shall generally vest in one or more tranches. The SOP 2019 plan sets out several criteria of bad leaver and good leaver cases. For beneficiaries, who are members of the management board, the total vesting period shall be at least four years and all unexercised options will be forfeited, if the employee resigns and start working for a competitor within six months after resignation. If other beneficiaries (i.e. not members of the management board) resign before the vesting date as specified in the individual grant agreements and are classified as good leaver, all vested stock options will be retained.

However, all unexercised stock options will be forfeited, if a beneficiary terminates the employment within four years after the IPO on April 12, 2019.

The stock options granted in 2020 will vest either 3 or 4 years after the IPO according to the individual grant agreements.

If Jumia Technologies AG pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia Technologies AG does not expect to pay dividends during the next years.

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the SOP 2019 either in cash or in equity. As specified above, for JSOP 2016, the SOP 2019 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.

The fair values of the cash-settled stock options as of December 31, 2021 are derived from the Black-Scholes-Merton model with the following inputs:

December 31, 2021
Fair value per share(1)	USD 5.70
Exercise price per share	EUR 1.00
Risk-free interest rate(2)	0%
Expected dividend yield(3)	0%
Expected life (years)(4)	1.4 years
Expected volatility(5)	55%
Fair value of options	USD 4.57
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on German government bond yields consistent to the expected life of options, A risk free rate of 0% is considered as a floor
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend.
(4)	Expected life of share options is based on the minimum waiting period.
(5)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

For the SOP 2019, Jumia recognized expenses of USD 3.6 million for the twelve months ended December 31, 2021 (December 31, 2020 USD 0.1 million)

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
SOP 2019	awards	(years)	(EUR)	(USD)
Unvested awards outstanding at January 1, 2021	1,448,877	2.4	1.00	7.04
Granted during the period	—	—	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(144,073)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	—	—	—	—
Unvested awards outstanding at December 31, 2021	1,304,804	1.4	1.00	6.65

Virtual Restricted Stock Unit Program 2019

In 2019, Jumia Technologies AG established a new Virtual Restricted Stock Unit Program (VRSUP 2019), under which Restricted Stock Units (RSU) were granted to beneficiaries. In 2020, additional RSUs were granted under the VRSUP 2019.

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2019 either in cash or in equity. As specified above, for JSOP 2016, the VSRUP 2019 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.

No RSUs are subject to any performance conditions or a maximum payout amount (cap).

All RSUs will be forfeited if a beneficiary, who is a member of the board of management, resigns and starts working for a competitor within twelve months after the resignation. Other beneficiaries need to remain employed with Jumia Technologies AG until the vesting date as specified in the individual grant agreement in order to avoid any forfeiture.

At December 31, 2021, all RSUs granted under VRSUP 2019 have vested.

For the VRSUP 2019, Jumia recognized expenses of USD 1.3 million for the twelve months ended December 31, 2021 (December 31, 2020 USD 6.4 million)

Equity Programs 2020

Stock Option Program 2020

In 2020, with the approval of the annual general meeting of shareholders, Jumia Technologies AG established a new stock option plan, the SOP 2020, under which Jumia granted an individual number of stock options to beneficiaries under the terms and conditions of the SOP 2020.

Each stock option entitles the holder to receive one share in Jumia Technologies AG (or 0.5 ADS as 1 ADS represents 2 shares of Jumia). The option can be exercised after a waiting period of four years at a price which is determined based on the average share price of the last 60 trading days prior to the contract date of the individual grant agreements. The exercise period starts directly after the waiting period and ends two years following the expiry of the waiting period. The exercise of stock options is prohibited during defined blackout periods. Jumia may, at its sole discretion, settle each vested stock option in cash instead of issuing a share in Jumia Technologies AG.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Value amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse. For specific grants under the 2020 Plan this condition is classified under IFRS 2 as a non-market performance condition and thus, the probability of achievement has to be reassessed at each reporting date. For all other grants this condition has been classified as a non-vesting condition. In this case, the probability of achievement has been derived as at the grant date and is reflected in the fair value and is not reassessed subsequently.

Moreover, there are stock options granted to certain beneficiaries with an additional criteria which relates to reaching certain profitability targets. This second condition is as well either classified as a non-market performance condition or as a non-vesting condition depending on the vesting period of the grants and the respective period in which the condition has to be met.

The stock options are subject to vesting requirements.

The stock options shall generally vest in two tranches. Two-thirds of the granted stock options vest after two years from the grant date. The remaining one-third of the granted stock options vest after three years from the grant date.

Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign and start working for a competitor within six months after resignation.

Other beneficiaries will keep all vested stock options.

If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the SOP 2020 either in cash or in equity. As specified above, for JSOP 2016 and others, the SOP 2020 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.

The fair values of the cash-settled SOPs are derived from the Black-Scholes-Merton model with the following inputs:

December 31, 2021
Fair value per share(1)	USD 5.70
Exercise price per share	USD 1.84
Risk-free interest rate(2)	0.4%
Expected dividend yield(3)	0%
Expected life (years)(4)	1.4
Expected volatility(5)	55%
Weighted average of Fair value of Options	USD 3.90
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the minimum waiting period.
(5)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

As each stock option entitles the holder to receive one share of Jumia, the fair value per ADS and the exercise price per ADS must be divided by 2 in order to derive the value per option.

For the SOP 2020, Jumia recognized expenses USD 1.9 million for the twelve months ended December 31, 2021 (December 31, 2020 USD 1.1 million).

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(USD)	(USD)
Unvested awards outstanding at January 1, 2021	2,405,833	2.4	1.84	1.72
Granted during the period
Granted as a replacement during the period
Replaced during the period
Forfeited during the period	(145,000)
Cancelled during the period
Vested during the period
Unvested awards outstanding at December 31, 2021(1)	2,260,833	1.4	1.84	2.08
(1)	Up to 1,708,907 additional options can be granted under the SOP 2020, if certain profitability conditions are fulfilled.

Virtual Restricted Stock Unit Program 2020

The 2020 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2020 (VRSUP 2020). Jumia granted an individual number of restricted stock units (RSU) to beneficiaries under the terms and conditions of the 2020 VRSUP. On April 1, 2021, additional RSUs were granted under the VRSUP 2020.

Grants are based on individual grant agreements.

Each beneficiary received an individual grant agreement that includes the individual number of RSUs. Each RSU entitles the holder to receive a cash payment equal to the ten trading days average share price after the publication by the Company of the later of its last half year report or its last annual financial statements.

For selected employees of the Company and selected employees of affiliated companies, Jumia is entitled to elect, at its sole discretion, to issue one share for each vested RSU instead of a settlement in cash.

In general, the RSUs shall vest one year after the grant and will be paid out as soon as reasonably practicable following the expiration of a period of twelve trading days after the publication of Jumia’s first half year report or annual financial statements after the vesting date. All RSUs will be forfeited if a beneficiary resigns before the payout.

No RSUs are subject to any performance conditions or a maximum payout amount (cap).

The specific RSUs granted in 2021 are not subject to any performance conditions or a maximum payout amount (cap).

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2020 either in cash or in equity. As specified above, for JSOP 2016, the VSRUP 2020 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.

The fair value per RSU was derived from Jumia’s stock price at the grant date and at the reporting date for the equity settled awards and cash settled awards, respectively.

The fair value per cash-settled RSU amounts to USD 5.70. The average fair value per equity-settled RSU amounts to USD 19.01.

For the VRSUP 2020, Jumia recognized expenses of USD 7.1 million for the twelve months ended December 31, 2021 (December 31, 2020 USD 13.1 million).

Equity Programs 2021

Stock Option Program 2021

By resolution of the Company’s General Meeting, dated June 9, 2021, the Stock Option Program 2021 (SOP 2021) was approved. Jumia granted a specific number of stock options to beneficiaries under the terms and conditions of the SOP 2021.

Each stock option entitles the holder to receive one share of Jumia (or 0.5 ADS as 1 ADS represents 2 shares of Jumia). The option can be exercised after a four-year waiting period, commencing on the grant date, at a price which is determined based on the average share price of the last 30 trading days prior to the grant date. The exercise period starts directly after the waiting period and ends two years following the expiration of the waiting period. The exercise of stock options is prohibited during defined black-out periods. Jumia is entitled to elect, at its sole discretion, a cash payment for each vested stock option instead of issuing one share.

The stock options are subject to vesting requirements. The awards are (i) divided in tranches of options vesting upon defined years of service and (ii) can only be exercised if a non-market performance condition, related to reaching a certain growth target of the Gross Merchandise Value during a defined period, is met. The probability of achievement of this performance target has been derived based on a Monte Carlo simulation and it has to be reassessed at each reporting date.

Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign (before the term of office) and start working for a competitor within the 6 months following the resignation.

Other beneficiaries will keep all stock options that are vested.

If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.

The fair values of the SOP 2021 granted during the year are derived from the Black-Scholes-Merton model with the following inputs:

June 10, 2021
Fair value per share(1)	USD 14.77
Exercise price per share	USD 14.21
Risk-free interest rate(2)	0.46%
Expected dividend yield(3)	0%
Expected life (years)(4)	4 years
Expected volatility(5)	50%
Weighted average of Fair value of Options	USD 5.91
(1)

The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represent 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the waiting period of four years
(5)	Expected volatility is assumed based on the historical volatility of the Group’s comparable companies in the period equal to the expected life of each grant

As each stock option entitles the holder to receive one share of Jumia, the Fair value per ADS and the exercise price per ADS have to be divided by 2 in order to derive the value per option.

For the SOP 2021, Jumia recognized expenses of USD 0.7 million for the twelve months ended December 31, 2021.

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 1, 2021	-	-	-	-
Granted during the period	823,458	4.00	14.21	5.91
Granted as a replacement during the period	-	-	-	-
Replaced during the period	-	-	-	-
Forfeited during the period	-	-	-	-
Cancelled during the period	-	-	-	-
Vested during the period	-	-	-	-
Unvested awards outstanding at December 31, 2021	823,458	3.40	14.21	5.91

Virtual Restricted Stock Unit Program 2021

The 2021 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2021 (the “2021 VRSUP”). Jumia granted a specific number of virtual restricted stock units (“VRSUs”) to beneficiaries under the terms and conditions of the 2021 VRSUP.

Grants are based on individual grant agreements.

Each beneficiary received an individual grant agreement that includes the specific number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the average of the Relevant Closing Price on the first five Trading Days after the publication by the Company of its first press release announcing year-end financial results after the vesting date.

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2021 either in cash or in equity. As specified above, for JSOP 2016 and others, the VSRUP 2021 was recognized as a cash-settled plan for certain beneficiaries and as an equity-settled plan for all other beneficiaries.

The vesting period and conditions may vary according to participants seniority. The awards are divided in tranches which vest upon determined years of service. Moreover, certain awards are subject to additional criteria which includes reaching certain growth target, profitability and share price targets. These conditions are either classified as non-market performance conditions or as non-vesting conditions depending on the vesting period of the grants and the respective period in which the condition has to be met.

In the event the Participant’s office term as member of the Management Board or the Participant’s service or employment relationship with the Company ends before settlement and the Participant qualifies as a “Bad Leaver”, all VRSUs will be forfeited.

If the Participant does not qualify as a “Bad Leaver”, it shall retain all VRSUs already vested and not yet settled.

The fair value per VRSU was derived based on the observable stock price of Jumia as at the reporting date or at the grant date depending on the cash- or equity-settled classification. The fair value per cash-settled VRSU amounts to USD 5.70. The average fair value per equity-settled RSU amounts to USD 14.35.

For the VRSUP 2021, Jumia recognized expenses of USD 20.5 million for the twelve months ended December 31, 2021.

In total, Jumia recognized share-based compensation expenses of USD 34.5 million for the twelve months ended December 31, 2021.

For certain geographies, equity awards are settled on a net basis, i.e., the group withhold shares for settlement of tax obligations plan on behalf of employees under share-based compensation plans.

During 2021, Jumia modified the classification of certain awards from equity-settled to cash-settled, driven by a change in expectations regarding the method of settlement.

At the date of modification, a liability was recognized based on the fair value of the cash-settled award as at that date and to the extent to which the vesting period has expired.